Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financial Instruments [Abstract]
Reclassification of the accumulated net unrealized loss in next twelve months	$ 35,330,000
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments	2,430,000	$ 0
Cash, cash equivalents, and non-current investments	214,145,000	188,919,000
Available credit facility	1,295,595,000	1,290,369,000
Trade receivables	1,126,772,000	$ 931,530,000
Cross-currency swap agreement between Canadian dollar to British pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	136,274,000
Cross-currency swap agreement between Canadian dollar to Swedish krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	58,419,000
Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	69,300,000
Settlement of derivative financial instruments	(2,430,000)
Cross-currency swap agreement related to Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	$ 150,000,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%